Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	$ 144	$ 65
Interest bearing cash	291	1
Foreign currency contracts	1	6
Domestic equities	8,291	8,304
International equities	6,390	5,939
Fixed income securities - Asset-backed securities	557	421
Fixed income securities - Mortgage-backed securities	2,324	3,038
Fixed income securities - Collateralized mortgage-backed securities	311	316
Fixed income securities - Collateralized mortgage obligations/REMICS	524	490
Fixed income securities - Other corporate and other bonds and notes	5,643	5,911
Fixed income securities - Government and municipal bonds	5,351	4,766
Private equity funds	5,797	5,932
Real estate and real assets	4,766	5,223
Commingled funds	5,353	6,485
Securities lending collateral	2,799	4,177
Receivable for variation margin	72
Assets at fair value	48,614	51,074
Investments sold short and other liabilities	570	606
Total plan net assets at fair value	48,044	50,468
Other assets (liabilities)	(2,984)	(4,561)
Total Plan Net Assets	45,060	45,907
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	144	64
Interest bearing cash	56	1
Foreign currency contracts	0	0
Domestic equities	8,291	8,299
International equities	6,361	5,873
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	140	105
Fixed income securities - Government and municipal bonds	50	71
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	0	0
Securities lending collateral	868	1,295
Receivable for variation margin	72
Assets at fair value	15,982	15,708
Investments sold short and other liabilities	563	600
Total plan net assets at fair value	15,419	15,108
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	1
Interest bearing cash	235	0
Foreign currency contracts	1	6
Domestic equities	0	5
International equities	29	62
Fixed income securities - Asset-backed securities	543	413
Fixed income securities - Mortgage-backed securities	2,324	3,038
Fixed income securities - Collateralized mortgage-backed securities	311	316
Fixed income securities - Collateralized mortgage obligations/REMICS	523	490
Fixed income securities - Other corporate and other bonds and notes	4,903	5,386
Fixed income securities - Government and municipal bonds	5,301	4,695
Private equity funds	0	1
Real estate and real assets	0	10
Commingled funds	4,927	6,092
Securities lending collateral	1,930	2,879
Receivable for variation margin	0
Assets at fair value	21,027	23,394
Investments sold short and other liabilities	7	6
Total plan net assets at fair value	21,020	23,388
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contracts	0	0
Domestic equities	0	0
International equities	0	4
Fixed income securities - Asset-backed securities	14	8
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	1	0
Fixed income securities - Other corporate and other bonds and notes	600	420
Fixed income securities - Government and municipal bonds	0	0
Private equity funds	5,797	5,931
Real estate and real assets	4,766	5,213
Commingled funds	426	393
Securities lending collateral	1	3
Receivable for variation margin	0
Assets at fair value	11,605	11,972
Investments sold short and other liabilities	0	0
Total plan net assets at fair value	11,605	11,972
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	412	370
Domestic equities	2,575	2,965
International equities	2,686	2,580
Fixed income securities - Asset-backed securities	29	51
Fixed income securities - Collateralized mortgage-backed securities	79	60
Fixed income securities - Collateralized mortgage obligations/REMICS	46	28
Fixed income securities - Other corporate and other bonds and notes	401	353
Fixed income securities - Government and municipal bonds	620	667
Commingled funds	2,124	2,425
Private equity assets	343	440
Real assets	110	124
Securities lending collateral	625	888
Receivable for foreign exchange contracts		3
Assets at fair value	10,050	10,954
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	10,050	10,951
Other assets (liabilities)	(755)	(1,061)
Total Plan Net Assets	9,295	9,890
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	169	30
Domestic equities	2,575	2,964
International equities	2,685	2,579
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	1	0
Fixed income securities - Government and municipal bonds	22	48
Commingled funds	82	175
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	544	780
Receivable for foreign exchange contracts		3
Assets at fair value	6,078	6,579
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	6,078	6,576
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	243	340
Domestic equities	0	1
International equities	1	1
Fixed income securities - Asset-backed securities	29	51
Fixed income securities - Collateralized mortgage-backed securities	79	60
Fixed income securities - Collateralized mortgage obligations/REMICS	46	28
Fixed income securities - Other corporate and other bonds and notes	383	334
Fixed income securities - Government and municipal bonds	598	619
Commingled funds	2,038	2,245
Private equity assets	0	3
Real assets	0	0
Securities lending collateral	81	108
Receivable for foreign exchange contracts		0
Assets at fair value	3,498	3,790
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	3,498	3,790
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	0	0
Domestic equities	0	0
International equities	0	0
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Other corporate and other bonds and notes	17	19
Fixed income securities - Government and municipal bonds	0	0
Commingled funds	4	5
Private equity assets	343	437
Real assets	110	124
Securities lending collateral	0	0
Receivable for foreign exchange contracts		0
Assets at fair value	474	585
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	$ 474	$ 585